REVENUE AND OTHER OPERATING INCOME - Narrative (Details)	1 Months Ended						3 Months Ended			6 Months Ended
	Jul. 31, 2026 USD ($) veryLargeCrudeCarrier	May 31, 2026 USD ($) agreement veryLargeCrudeCarrier	Apr. 30, 2026 USD ($) veryLargeCrudeCarrier suezmax_tanker_vessel_type agreement	Feb. 28, 2026 USD ($) veryLargeCrudeCarrier	Jan. 31, 2026 USD ($) veryLargeCrudeCarrier	Dec. 31, 2025 USD ($) veryLargeCrudeCarrier suezmax_tanker_vessel_type lR2Tanker	Sep. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) veryLargeCrudeCarrier suezmax_tanker_vessel_type lR2Tanker	Mar. 31, 2026 USD ($) veryLargeCrudeCarrier	Jun. 30, 2026 USD ($) veryLargeCrudeCarrier suezmax_tanker_vessel_type lR2Tanker	Jun. 30, 2026 veryLargeCrudeCarrier suezmax_tanker_vessel_type lR2Tanker	Jun. 30, 2026 veryLargeCrudeCarrier suezmax_tanker_vessel_type lR2Tanker	Jun. 30, 2026 veryLargeCrudeCarrier suezmax_tanker_vessel_type lR2Tanker	Jun. 30, 2025 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Lessor lease, percentage of profit share													50.00%
Lessor lease, profit share income										$ 16,000,000.0				$ 400,000
Number of vessels sold											8	2
Proceeds from sale of vessels										965,880,000				0
Gain on sale of vessels										265,636,000				0
Other voyage income										$ 24,662,000				$ 0
VLCC vessels
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Lessor lease, term		1 year	1 year	1 year	1 year
Lessor lease, number of VLCCs leased | veryLargeCrudeCarrier		2	2	1	7
Lessor lease, average rate per day per vessel		$ 120,000	$ 110,000	$ 93,500	$ 76,900
Lessor lease, number of VLCCs charters commenced | veryLargeCrudeCarrier			4						3
Lessor lease, number of agreements | agreement		2	2
Lessor lease, number of vessels on fixed rate time charters | veryLargeCrudeCarrier						1		12		12	12	12	12
Number of vessels sold | veryLargeCrudeCarrier						8
Gross proceeds from sale of vessels						$ 831,500,000
Proceeds from sale of vessels						827,300,000
Proceeds from sale of vessels, net off debt repayment						$ 477,200,000
Gain on sale of vessels									$ 210,900,000
VLCC vessels | Lease agreement | Lease one
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Lessor lease, term	2 years
Lessor lease, number of VLCCs leased | veryLargeCrudeCarrier	1
Lessor lease, average rate per day per vessel	$ 90,000
Lessor lease, rate per day per vessel, first year	110,000
Lessor lease, rate per day per vessel, second year	$ 70,000
VLCC vessels | Lease agreement | Lease two
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Lessor lease, term	3 years
Lessor lease, number of VLCCs leased | veryLargeCrudeCarrier	1
Lessor lease, average rate per day per vessel	$ 75,000
Lessor lease, rate per day per vessel, first year	110,000
Lessor lease, rate per day per vessel, second year	70,000
Lessor lease, rate per day per vessel, third year	$ 45,000
VLCC vessels | Sale of vessels
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of vessels sold | veryLargeCrudeCarrier	2
Gross proceeds from sale of vessels	$ 270,000,000.0
Proceeds from sale of vessels	$ 179,000,000.0
VLCC vessels | Sale of vessels | Forecast
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gain on sale of vessels							$ 110,000,000.0
Suezmax tanker
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Lessor lease, number of vessels on fixed rate time charters | suezmax_tanker_vessel_type						1		1		1	1	1	1
Number of vessels sold | suezmax_tanker_vessel_type			2
Gross proceeds from sale of vessels			$ 140,000,000.0
Proceeds from sale of vessels			138,600,000
Proceeds from sale of vessels, net off debt repayment			$ 106,000,000.0
Gain on sale of vessels								$ 54,700,000
LR2 tanker
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Lessor lease, number of vessels on fixed rate time charters | lR2Tanker						1		1		1	1	1	1